Fair Value Measurements (Tables)	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Summary of Information About Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account - money market fund	$345,019,271	$—	$—
Liabilities:
Derivative warrant liabilities - Public warrants	$20,441,250	$—	$—
Derivative warrant liabilities - Private placement warrants	$—	$—	$10,546,500

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates for the warrants:

	December 31, 2021	Initial Measurement
Exercise price	$11.50	$11.50
Stock price	$10.29	$9.75
Volatility	29.9%	16.0%
Term (years)	5.16	5.33
Risk-free rate	1.28%	0.94%

Change in Fair Value of Derivative Liabilities
The change in the fair value of the derivative liabilities utilizing Level 3 measurements for the year ended December 31, 2021, is summarized as follows:

Derivative liabilities as of January 1, 2021	$—
Issuance of Public Warrants - Level 3	8,711,250
Issuance of Private Warrants - Level 3	4,494,500
Change in fair value of derivative liabilities - Level 3	6,397,000
Transfer of Public Warrants to Level 1 Measurement	(9,056,250)

Derivative liabilities as of December 31, 2021 - Level 3	$10,546,500

Rigetti Computing, Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]	Significant inputs into the respective models at the initial recognition of the liability and December 31, 2021, respectively are as follows:

Valuation Assumption - Common Stock Warrants	Initial Recognition	December 31, 2021
Stock price	$2.87	$4.44
Strike price	$0.21	$0.21
Volatility (annual)	51.90%	105.10%
Risk-free rate	1.65%	1.51%
Estimated time to expiration (years)	10	9
Dividend yield	0.00%	0.00%

Change in Fair Value of Derivative Liabilities
A summary of the changes in the fair value of the Company’s Level 3 financial instruments as of December 31, 2021 and January 31, 2021 are as follows:

	Convertible Notes	Simple agreement for future equity	Derivative Warrant Liabilities	Forward Warrant Agreement
Balance - January 31, 2020	$26,892,459	$1,882,397	$—	$—
Issuances	—	—	—	—
Settlement	(26,892,459)	(1,882,397)	—	—
Loss on change in fair value	—	—	—	—

Balance - January 31, 2021	$—	$—	$—	$—

Issuances	$—	$—	$2,690,574	$400,000
Settlement	—	—	—	—
Loss (gain) on change in fair value	—	—	1,664,133	(170,000)

Balance - December 31, 2021	$—	$—	$4,354,707	$230,000

Summary of Fair Value Measurements Of Financial Assets And Liabilities
The fair value measurements of financial assets and liabilities that are measured at fair value at December 31, 2021 are as follows:

	Fair Value Hierarchy
	Level 1	Level 2	Level 3
At December 31, 2021
Liabilities:
Derivative warrant liabilities	$—	$—	$4,354,707
Forward warrant agreement	—	—	230,000
Debt - net of current portion	—		—

Total Liabilities	$—	$—	$4,584,707